UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                             Investment Company Act
                              File number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004 - June 30, 2005

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ITEM 1. PROXY VOTING RECORD
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a. *MICROSOFT CORPORATION
b. Ticker: MSFT             c. CUSIP: 594918104

*For the record, Microsoft Corporation did not issue a proxy to Kavilco Inc. in 2005.
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a. *BARRICK GOLD CORPORATION
b. Ticker: ABX             c. CUSIP: 067901108

*For the record, Barrick Gold Corporation did not issue a proxy to Kavilco Inc. in 2005.
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a. *COUER D'ALENE MINES
b. Ticker: CDE             c. CUSIP: 19210808

*For the record, Couer d'Alene Mines did not issue a proxy to Kavilco Inc. in 2005.
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a. *FREEPORT-MCMORAN COPPER & GOLD INC.
b.  Ticker: FCX               c.  CUSIP: 35671D857
d.  Meeting Date: May 5, 2005
e.  Proposal                  f. Issuer/   g/h. Vote    i. With/
                                 Security       Cast       Against
                                 Holder                    Management
1. Election of directors
        Robert J. Allison        Issuer         For        With
        Robert A. Day            Issuer         For        With
        Devon Graham, Jr.        Issuer         For        With
        Bobby Lee Lackey         Issuer         For        With
        Gabrielle K. McDonald    Issuer         For        With
        James R. Moffett         Issuer         For        With
        B. M. Rankin, Jr.        Issuer         For        With
        J. Stapleton Roy         Issuer         For        With
        J. Taylor Wharton        Issuer         For        With
2. Ratification of appointment
   of Ernst & Young LLP as
   independent auditors.         Issuer         For        With
3. Approval of the proposed
   2005 Annual Incentive Plan.   Issuer         For        With
4. Stockholder proposal
   regarding majority vote
   requirement to elect
   directors.                    Issuer        Against     With
5. Stockholder proposal
   regarding review of policies
   relating to financial support
   of Indonesian government
   security personnel.           Issuer        Against     With

*For the record, the Freeport-McMoRan proxy ballot that Kavilco Inc. received from our custodian, South Valley Bank & Trust (SVBT) was invalid for the following reasons: (1) The proxy was addressed to SVBT rather than Kavilco, Inc.; (2) The proxy was not marked with voting instructions; (3) The proxy was not marked with the 12 to 14 digit Control Number that is necessary for online voting.

After carefully reviewing the proxy statement, Kavilco, Inc. determined that with no specifications given, Freeport-McMoRan would vote our common stock.

Kavilco Inc. was in agreement with the director recommendations.
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a.   *NEWMONT MINING CORPORATION
b.  Ticker: NEM                    c.  CUSIP: 651639106
d.  Meeting Date: April 27, 2005
e.  Proposal                       f. Issuer/   g/h. Vote   j.With/
                                      Security       Cast     Against
                                      Holder                  Management
1.  Election of directors
            G. A. Barton              Issuer         For      With
            V. A. Calarco             Issuer         For      With
            M. S. Hamson              Issuer         For      With
            L. I. Higdon, Jr.         Issuer         For      With
            P. Lassonde               Issuer         For      With
            R. J. Miller              Issuer         For      With
            W. W. Murdy               Issuer         For      With
            R. A. Plumbridge          Issuer         For      With
            J. B. Prescott            Issuer         For      With
            D. C. Roth                Issuer         For      With
            S. Schulich               Issuer         For      With
            J. V. Taranik             Issuer         For      With
2. Ratify appointment of independent
   auditors.                          Issuer         For      With
3. Approve 2005 stock incentive plan. Issuer         For      With

*For the record, the Newmont Mining Corporation proxy ballot that Kavilco Inc. received from our custodian, South Valley Bank & Trust (SVBT) was invalid for the following reasons: (1) The proxy was addressed to SVBT rather than Kavilco, Inc.; (2) The proxy was not marked with voting instructions; (3) The proxy was not marked with the 12 to 14 digit Control Number that is necessary for online voting.

After carefully reviewing the proxy statement, Kavilco, Inc. determined that Newmont Mining Corporation gave no clear specifications on how the stock would be voted if the proxy was not returned.

Kavilco Inc. would have voted in agreement with the director recommendations.
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Our custodian, South Valley Bank & Trust, has notified us that they are in the process of changing their proxy provider from Bank of New York to ADP.
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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAVILCO INCORPORATED
By /s/ Louis A. Thompson
President/Chief Executive Officer
July